                                  MGI FUNDS(TM)

                                SUPPLEMENT TO THE
                                  PROSPECTUSES
                              DATED AUGUST 8, 2005,
                      AS SUPPLEMENTED ON DECEMBER 13, 2005

The following  changes are made in the  prospectuses  of the Class S Shares (the
"Class S  Prospectus")  and of the Class Y-1,  Y-2, and Y-3 Shares (the "Class Y
Prospectus") of MGI Funds (the "Trust"):

     1. The  section  of the Class S  Prospectus  entitled  "Fees and  Expenses"
located on page 8  (continuing  onto pages 9 and 10), is deleted in its entirety and replaced with the following:

Fees and Expenses

These tables  summarize  the fees and expenses that you may pay if you invest in the Class S shares of the Funds.

Shareholder Fees (fees paid directly from your investment)(1)

Redemption Fee on shares owned less than 30 days(as a %
of total redemption proceeds)(2).......................     2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(3)

                                                                  Total
                                     Distribution                 Annual        Management
                                     and/or                       Fund          Fee Waiver/
                    Management       Service         Other        Operating     Expense            Net
                    Fees(4)          (12b-1) Fees    Expenses(5)  Expenses      Reimbursements     Expenses(6)

MGI US Large Cap
   Growth Equity
   Fund              0.55%            0.25%           0.35%        1.15%            0.08%            1.07%
MGI US Large Cap
   Value Equity
   Fund              0.53%            0.25%           0.35%        1.13%            0.08%            1.05%
MGI US Small/Mid
   Cap Growth
   Equity Fund       0.90%            0.25%           0.35%        1.50%            0.08%            1.42%
MGI US Small/Mid
   Cap Value
   Equity Fund       0.90%            0.25%           0.35%        1.50%            0.08%            1.42%
MGI Non-US Core
   Equity Fund       0.75%            0.25%           0.35%        1.35%            0.03%            1.32%
MGI Core
   Opportunistic
   Fixed Income
   Fund              0.35%            0.25%           0.35%        0.95%            0.08%            0.87%
MGI US Short
   Maturity Fixed
   Income Fund       0.25%            0.25%           0.35%        0.85%            0.03%            0.82%

(1)  Securities   dealers,   financial   intermediaries,   or  other   financial
     institutions,  including an  affiliate of the Advisor,  may charge a fee to process a redemption of shares.

(2)  A 2.00%  redemption  fee  payable to the  applicable  Fund may apply to any shares that are redeemed  within 30 days of purchase.  Please see `Frequent
     Trading of Fund Shares' for further information.

(3)  The fees and expenses are based on estimated amounts for the current fiscal year.

(4)  For each Fund,  other than the MGI US Small/Mid  Cap Growth Equity Fund and
     MGI US Small/Mid Cap Value Equity Fund,  the Fund's  Investment  Management
     Agreement includes a breakpoint where the Fund's investment  management fee is reduced by 2 basis  points to the extent the Fund's  assets  exceed $750 million.

(5)  Includes an internal administrative fee of 0.15% paid by the Class S shares of the Funds to the Advisor.  The "Other  Expenses" item, which is based on estimated  amounts for the current  fiscal year,  also includes  custodial,
     legal,  audit,  transfer  agent,  and  sub-transfer  agent  payments,   and
     trustees' fees and expenses.

(6)  The Trust,  with respect to each Fund,  and the Advisor have entered into a written  contractual  fee waiver and expense  reimbursement  agreement (the
     "expense reimbursement agreement") pursuant to which the Advisor has agreed to waive a portion of its fees and/or to  reimburse  expenses to the extent that each Fund's  expenses  (not  including  brokerage  fees and  expenses, interest,  and  extraordinary  expenses)  otherwise  would  exceed the "Net
     Expenses"  rates  shown in the  table  above  for the Class S shares of the
     Fund.  Pursuant  to the  expense  reimbursement  agreement,  the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor  reimburses for a period of three years following such fee waivers and expense  reimbursements,  to the extent that such reimbursement of the  Advisor by a Fund will not cause the Fund to exceed any  applicable expense limitation that is in place for the Fund. The expense reimbursement agreement  will remain in effect  through March 31, 2007, and will continue in effect from year to year  thereafter  unless  terminated by the Trust or the Advisor.

Examples

The  examples  below are  intended to help you compare the costs of investing in the Class S shares  of the  Funds  with the cost of  investing  in other  mutual funds.  The examples assume that you invest $10,000 in the Class S shares of the
Funds for the time  periods  shown,  that your  investment  has a 5% return each year, that all dividends and capital gain  distributions are reinvested and that the Funds' operating expenses remain the same as shown above.  Because the Funds have not had operations prior to the date of this  prospectus,  the examples are based on the  anticipated  expenses  of the  Class S shares of each Fund for the current fiscal year, and do not extend over five- and ten-year periods.

Although your actual costs may be higher or lower,  based on these  assumptions, your cumulative estimated expenses would be:

                                                  1 year       3 years

MGI US Large Cap Growth Equity Fund.........    $   109      $   357
MGI US Large Cap Value Equity Fund..........    $   107      $   351
MGI US Small/Mid Cap Growth Equity Fund.....    $   145      $   466
MGI US Small/Mid Cap Value Equity Fund......    $   145      $   466
MGI Non-US Core Equity Fund.................    $   134      $   425
MGI Core Opportunistic Fixed Income Fund....    $    89      $   295
MGI US Short Maturity Fixed Income Fund.....    $    84      $   268

If you are  investing  in  Class S  shares  through  a  financial  advisor  or a retirement  plan account,  you may be subject to  additional  fees and expenses, such as plan administration  fees. Please refer to the program materials of that financial  advisor  or  retirement  plan  account  for any  special  provisions, additional  service  features,  or fees  and  expenses  that  may  apply to your investment in a Fund.

     2. The  section  of the Class Y  Prospectus  entitled  "Fees and  Expenses"
located  on page 8  (continuing  onto  pages 9, 10,  and 11),  is deleted in its entirety and replaced with the following:

Fees and Expenses

These tables  summarize  the fees and expenses that you may pay if you invest in the Class Y Shares of the Funds.

Shareholder Fees (fees paid directly from your investment)(1)

                                              Class Y-1    Class Y-2       Class Y-3

Redemption Fee on shares owned
less than 30 days (as a % of
total redemption proceeds)(2)........            2.00%         2.00%          2.00%

Annual Fund Operating Expenses (expenses that are deducted from Fund assets)(3)

                                                                    Total
                                       Distribution                 Annual
                                       and/or                       Fund         Management Fee
                       Management      Service        Other         Operating    Waiver/Expense     Net
                       Fees(4)         (12b-1) Fees   Expenses(5)   Expenses     Reimbursements     Expenses(6)

MGI US Large Cap
   Growth Equity Fund
   Class Y-1            0.55%           0.25%          0.30%         1.10%           0.08%           1.02%
   Class Y-2            0.55%           None           0.25%         0.80%           0.08%           0.72%
   Class Y-3            0.55%           None           0.10%         0.65%           0.08%           0.57%
MGI US Large Cap
   Value Equity Fund
   Class Y-1            0.53%           0.25%          0.30%         1.08%           0.08%           1.00%
   Class Y-2            0.53%           None           0.25%         0.78%           0.08%           0.70%
   Class Y-3            0.53%           None           0.10%         0.63%           0.08%           0.55%
MGI US Small/Mid Cap
   Growth Equity Fund
   Class Y-1            0.90%           0.25%          0.30%         1.45%           0.08%           1.37%
   Class Y-2            0.90%           None           0.25%         1.15%           0.08%           1.07%
   Class Y-3            0.90%           None           0.10%         1.00%           0.08%           0.92%
MGI US Small/Mid Cap
   Value Equity Fund
   Class Y-1            0.90%           0.25%          0.30%         1.45%           0.08%           1.37%
   Class Y-2            0.90%           None           0.25%         1.15%           0.08%           1.07%
   Class Y-3            0.90%           None           0.10%         1.00%           0.08%           0.92%
MGI Non-US Core
   Equity Fund
   Class Y-1            0.75%           0.25%          0.30%         1.30%           0.03%           1.27%
   Class Y-2            0.75%           None           0.25%         1.00%           0.03%           0.97%
   Class Y-3            0.75%           None           0.10%         0.85%           0.03%           0.82%
MGI Core
   Opportunistic
   Fixed Income Fund
   Class Y-1            0.35%           0.25%          0.30%         0.90%           0.08%           0.82%
   Class Y-2            0.35%           None           0.25%         0.60%           0.08%           0.52%
   Class Y-3            0.35%           None           0.10%         0.45%           0.08%           0.37%
MGI US Short
   Maturity Fixed
   Income Fund
   Class Y-1            0.25%           0.25%          0.30%         0.80%           0.03%           0.77%
   Class Y-2            0.25%           None           0.25%         0.50%           0.03%           0.47%
   Class Y-3            0.25%           None           0.10%         0.35%           0.03%           0.32%

(1)  Securities   dealers,   financial   intermediaries,   or  other   financial
     institutions,  including an  affiliate of the Advisor,  may charge a fee to process a redemption of shares.

(2)  A 2.00%  redemption  fee  payable to the  applicable  Fund may apply to any shares that are redeemed  within 30 days of purchase.  Please see `Frequent
     Trading of Fund Shares' for further information.

(3)  The fees and expenses are based on estimated amounts for the current fiscal year.

(4)  For each Fund,  other than the MGI US Small/Mid  Cap Growth Equity Fund and
     MGI US Small/Mid Cap Value Equity Fund,  the Fund's  Investment  Management
     Agreement includes a breakpoint where the Fund's investment  management fee is reduced by 2 basis  points to the extent the Fund's  assets  exceed $750 million.

(5)  In the case of  Class  Y-1 and  Class  Y-2  shares,  includes  an  internal administrative  fee of 0.10%  and 0.05%  paid by the Funds to the  Advisor, respectively.  The  "Other  Expenses"  item,  which is  based on  estimated amounts for the current fiscal year, also includes custodial, legal, audit, transfer agent,  and  sub-transfer  agent payments,  and trustees' fees and expenses.

(6)  The Trust,  with respect to each Fund,  and the Advisor have entered into a written  contractual  fee waiver and expense  reimbursement  agreement (the
     "expense reimbursement agreement") pursuant to which the Advisor has agreed to waive a portion of its fees and/or to  reimburse  expenses to the extent that each Fund's  expenses  (not  including  brokerage  fees and  expenses, interest,  and  extraordinary  expenses)  otherwise  would  exceed the "Net
     Expenses"  rates shown in the table above for the Class Y-1, Class Y-2, and
     Class Y-3  shares,  as  applicable,  of the Fund.  Pursuant  to the expense reimbursement  agreement,  the Advisor is entitled to be reimbursed for any fees the Advisor waives and Fund expenses that the Advisor reimburses for a
     period  of  three   years   following   such  fee   waivers   and   expense
     reimbursements,  to the extent that such  reimbursement of the Advisor by a
     Fund will not cause the Fund to exceed any  applicable  expense  limitation that is in place for the Fund.  The expense  reimbursement  agreement  will remain in effect  through March 31, 2007,  and will continue in effect from year to year thereafter unless terminated by the Trust or the Advisor.

Examples

The  examples  below are  intended to help you compare the costs of investing in the Class Y Shares  of the  Funds  with the cost of  investing  in other  mutual funds.  The examples assume that you invest $10,000 in the Class Y-1, Class Y-2, or  Class  Y-3  shares  of the  Funds  for the time  periods  shown,  that  your investment  has a 5% return  each year,  that all  dividends  and  capital  gain distributions  are reinvested and that the Funds' operating  expenses remain the same as shown above. Because the Funds have not had operations prior to the date of this  prospectus,  the examples are based on the anticipated  expenses of the
Class Y-1,  Class Y-2, and Class Y-3 shares of each Fund for the current  fiscal year, and do not extend over five- and ten-year periods.

Although your actual costs may be higher or lower,  based on these  assumptions, your cumulative estimated expenses would be:

                                                          1 year        3 years

MGI US Large Cap Growth Equity Fund
   Class Y-1.........................................  $     104     $     342
   Class Y-2.........................................  $      74     $     247
   Class Y-3.........................................  $      58     $     200
MGI US Large Cap Value Equity Fund
   Class Y-1.........................................  $     102     $     336
   Class Y-2.........................................  $      72     $     241
   Class Y-3.........................................  $      56     $     194
MGI US Small/Mid Cap Growth Equity Fund
   Class Y-1.........................................  $     139     $     451
   Class Y-2.........................................  $     109     $     357
   Class Y-3.........................................  $      94     $     310
MGI US Small/Mid Cap Value Equity Fund
   Class Y-1.........................................  $     139     $     451
   Class Y-2.........................................  $     109     $     357
   Class Y-3.........................................  $      94     $     310
MGI Non-US Core Equity Fund
   Class Y-1.........................................  $     129     $     409
   Class Y-2.........................................  $      99     $     315
   Class Y-3.........................................  $      84     $     268
MGI Core Opportunistic Fixed Income Fund
   Class Y-1.........................................  $      84     $     279
   Class Y-2.........................................  $      53     $     184
   Class Y-3.........................................  $      38     $     136
MGI US Short Maturity Fixed Income Fund
   Class Y-1.........................................  $      79     $     252
   Class Y-2.........................................  $      48     $     157
   Class Y-3.........................................  $      33     $     109

If you are  investing  in Class Y-1 or Class  Y-2  shares  through  a  financial advisor or a retirement plan account,  you may be subject to additional fees and expenses,  such  as  plan  administration  fees.  Please  refer  to the  program materials of that financial  advisor or retirement  plan account for any special provisions,  additional service features, or fees and expenses that may apply to your investment in a Fund.

     3. In the section  entitled  "Securities  Selection" on page 11 (continuing onto page 12) of the Class S Prospectus  and page 13 of the Class Y  Prospectus, the initial  paragraph  is  eliminated,  and  replaced  with the  following  two paragraphs:

     INTECH  manages  its  allocated  portion  of the Fund's  portfolio  using a mathematical  portfolio  management  process.  The mathematical  process is designed  to take  advantage  of  market  volatility  (variation  in  stock prices), rather than using a fundamental research or market/economic trends to predict the future  returns of stocks.  The process  seeks to generate a return in excess of the  portfolio's  benchmark  over the long term,  while controlling  the risk relative to the benchmark.  INTECH monitors the total risk and volatility of a portfolio's holdings with respect to its benchmark index. However, the proprietary mathematical process used by INTECH may not achieve the desired results.

     The  mathematical  process begins with the  establishment of an appropriate stock universe,  the S&P 500/Citigroup Growth Index. Using its mathematical principles,  INTECH will target an optimal  portfolio  proportion  for each stock to be selected from the eligible universe. The proportional weighting of those stocks is designed to combine higher  volatility  stocks in such a manner  that the  covariance  of the  stocks  produces  a lower  volatility portfolio.  The portfolio is rebalanced and  reoptimized on a regular basis to maintain this optimal target weighting, which is periodically reset.

     4. The second and third paragraphs on page 33 of the Class S Prospectus and the third and fourth paragraphs  located on page 34 (continuing onto page 35) of the Class Y Prospectus,  are each deleted in their  entirety,  and replaced with the following:

     The Trust and the Advisor have obtained an exemptive  order (the "Exemptive
     Order")  from the SEC that  permits the Trust and the  Advisor,  subject to
     certain   conditions  and  approval  by  the  Board,  to  hire  and  retain
     subadvisors  and  modify  subadvisory   arrangements   without  shareholder
     approval.  Under the Exemptive  Order,  the Advisor may act as a manager of managers  for all or some of the  Funds,  and the  Advisor  supervises  the
     provision  of  portfolio   management   services  to  those  Funds  by  the
     subadvisors.  The Exemptive  Order allows the Advisor:  (i) to continue the employment  of an existing  subadvisor  after  events that would  otherwise cause  an  automatic  termination  of  a  subadvisory  agreement  with  the
     subadvisor;   and  (ii)  to  reallocate   assets  among   existing  or  new
     subadvisors.  Within 90 days of  retaining  new  subadvisors,  the affected
     Fund(s) will notify  shareholders of the changes.  The Advisor has ultimate
     responsibility   (subject  to  oversight  by  the  Board)  to  oversee  the subadvisors and recommend their hiring, termination,  and replacement.  The
     Exemptive Order also relieves the Funds from  disclosing  certain fees paid to non-affiliated  subadvisors in documents filed with the SEC and provided to shareholders.

     The SEC has proposed a rule (the "Manager of Managers Rule") under the 1940
     Act that would permit investment  companies,  such as the Trust, to utilize manager of managers  structures  without  exemptive  relief.  The  proposed
     Manager  of  Managers  Rule  contains  provisions  that are  similar to the conditions  contained in the  Exemptive  Order.  If the Manager of Managers
     Rule is adopted by the SEC, the Trust will operate in  accordance  with the
     Rule, rather than the Exemptive Order.

     5. On page A-2 of the  Class Y and the  Class S  Prospectuses,  the  second sentence in the third  complete  paragraph on the page is deleted,  and replaced with the following:

     Also  included  for  comparison  are  performance  figures  for each Fund's benchmark and other broad-based securities indices.

     6. On page A-3 of the  Class Y and the Class S  Prospectuses,  the table is deleted, and replaced with the following:

                                                           Average Annual Total Returns (%) -
                                                             Periods Ending March 31, 2006
                                                    -----------------------------------------------
                                                    -----------------------------------------------
                                                     1 Year      3 Years   5 Years  10 Years

LARGE CAP GROWTH EQUITY
Sands Large Cap Growth                               20.12        19.69      6.60     12.95
INTECH Large Cap Growth                              12.14        18.08      8.79     15.28
Russell 1000(R) Index                                13.20        18.30      4.74      9.18

LARGE CAP VALUE EQUITY
Lord Abbett Large Cap Value                          12.12        20.11      8.24     11.33
Pzena Large Cap Value                                17.75        25.49     10.65        -
Russell 1000(R) Index                                13.20        18.30      4.74      9.18

SMALL/MID CAP GROWTH EQUITY
Westfield Small/Mid Cap Growth                       30.30        25.97     11.34     14.05
Mazama Small/Mid Cap Growth                          34.72        35.04     14.11        -
Russell 2500(TM) Index                               24.05        29.19     13.51     12.08

SMALL/MID CAP VALUE EQUITY
Kaplan Small/Mid Cap Value                           13.84        24.26     15.76        -
Wells Micro Cap                                      22.59           -         -         -
Russell 2500(TM) Index                               24.05        29.19     13.51     12.08

NON-US EQUITY
GMO International Disciplined Equity                 26.85        32.01        -         -
MSCI EAFE(R) Index                                   24.41        31.13      9.63      6.49

CORE OPPORTUNISTIC FIXED INCOME
BlackRock Core Plus                                   2.34         3.51      5.30        -
Western Core Full Discretion                          3.02         5.27      6.91      7.70
Lehman Brothers Aggregate(TM) Index                   2.26         2.92      5.11      6.29

SHORT MATURITY FIXED INCOME
Aberdeen Short Maturity                               2.92         2.57      3.76      5.31
Lehman Brothers Govt/Credit 1-3 Yr(TM)                2.50         1.81      3.63      5.07

Disclosures:

Past  performance  is not a guarantee  of future  performance.  The  performance
record   represents  the  client  composite  track  records  of  the  underlying investment  managers  in the  MGI  program,  and not the  track  records  of MGI clients. Performance figures have been reported on a net-of-fees basis, based on the separate or  commingled  account  composite  records of the  mangagers.  The information  on  investment  management  firms  has  been  obtained  from  those investment  management firms. MGI makes no  representations  or warranties as to the accuracy of such  information,  and accepts no  responsibility  or liability
(including for indirect,  consequential,  or incidental  damages) for any error, omission, or inaccuracy in such information.

© Copyright 2005, Mercer Global Investments, Inc.

                  The date of this Supplement is May 15, 2006.